Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Impairment	$ (13,000,000)	$ 0	$ (8,000,000)	$ (16,000,000)
Restructuring charges		(42,000,000)	(75,000,000)	(37,000,000)
Other related closure costs		(3,000,000)	(10,000,000)	(12,000,000)
Total impairment, restructuring charges and other related closure costs		(45,000,000)	(93,000,000)	(65,000,000)
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(34,000,000)	(74,000,000)
Other related closure costs			(9,000,000)
Total impairment, restructuring charges and other related closure costs		(34,000,000)	(83,000,000)
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		5,000,000	(1,000,000)	(36,000,000)
Total impairment, restructuring charges and other related closure costs		5,000,000	(1,000,000)	(36,000,000)
Long-lived Asset Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment			(8,000,000)	(16,000,000)
Total impairment, restructuring charges and other related closure costs			(8,000,000)	(16,000,000)
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Other related closure costs		(3,000,000)	(1,000,000)	(2,000,000)
Total impairment, restructuring charges and other related closure costs		(3,000,000)	$ (1,000,000)	(2,000,000)
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				(1,000,000)
Other related closure costs				(10,000,000)
Total impairment, restructuring charges and other related closure costs				$ (11,000,000)
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(13,000,000)
Total impairment, restructuring charges and other related closure costs		$ (13,000,000)